Post-employment Benefits	12 Months Ended
Dec. 31, 2023
Post-employment Benefits
Post-employment Benefits
16.	Post-employment Benefits

Certain companies in the Group have defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2023	2022
Discount rate	10.4%	10.2%
Salary increase	5.2%	5.2%
Inflation rate	3.7%	3.7%

Had the discount rate of 10.4% used by the Group in 2023 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,237,945 as of December 31, 2023.

Had the discount rate of 10.2% used by the Group in 2022 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,314,138 as of December 31, 2022.

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2023 and 2022, is presented as follows:

	As of December 31, 2023
			Seniority
	Pensions		Premiums		2023
Vested benefit obligations	Ps.	407,652	Ps.	238,295	Ps.	645,947
Unvested benefit obligations		271,570		290,011		561,581
Defined benefit obligations		679,222		528,306		1,207,528
Fair value of plan assets		436,091		38,388		474,479
Underfunded status of the plans	Ps.	243,131	Ps.	489,918	Ps.	733,049
Post-employment benefit liability	Ps.	243,131	Ps.	489,918	Ps.	733,049

	As of December 31, 2022
			Seniority
	Pensions		Premiums		2022
Vested benefit obligations	Ps.	323,414	Ps.	261,857	Ps.	585,271
Unvested benefit obligations		403,549		288,413		691,962
Defined benefit obligations		726,963		550,270		1,277,233
Fair value of plan assets		459,618		46,147		505,765
Underfunded status of the plans	Ps.	267,345	Ps.	504,123	Ps.	771,468
Post-employment benefit liability	Ps.	267,345	Ps.	504,123	Ps.	771,468

The components of net periodic pensions and seniority premiums cost for the years ended December 31, 2023 and 2022 consisted of the following:

	2023		2022
Service cost	Ps.	82,190	Ps.	94,416
Interest cost		110,925		99,889
Prior service cost for plan amendments		(64,812)		(7,070)
Interest on plan assets		(40,646)		(35,846)
Net periodic cost	Ps.	87,657	Ps.	151,389

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2023 and 2022, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2023		2022
Defined benefit obligations:
Beginning of year	Ps.	726,963	Ps.	550,270	Ps.	1,277,233	Ps.	3,184,365
Retirement of discontinued operation		—		—		—		(1,806,713)
Service cost		24,879		57,311		82,190		94,416
Interest cost		57,739		53,186		110,925		99,889
Benefits paid		(42,076)		(31,568)		(73,644)		(86,210)
Remeasurement of post-employment benefit obligations		(99,329)		(25,035)		(124,364)		(201,444)
Past service cost		11,046		(75,858)		(64,812)		(7,070)
End of year		679,222		528,306		1,207,528		1,277,233

Fair value of plan assets:
Beginning of year		459,618		46,147		505,765		1,270,685
Retirement of discontinued operation		—		—		—		(695,594)
Return on plan assets		36,571		4,075		40,646		35,846
Remeasurement on plan assets		(29,180)		(11,249)		(40,429)		(43,325)
Benefits paid		(30,918)		(585)		(31,503)		(61,847)
End of year		436,091		38,388		474,479		505,765
Unfunded status of the plans	Ps.	243,131	Ps.	489,918	Ps.	733,049	Ps.	771,468

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2023 and 2022, are as follows:

			Seniority
	Pensions		Premiums		2023		2022
Net post-employment liability at beginning of year	Ps.	267,345	Ps.	504,123	Ps.	771,468	Ps.	1,913,680
Retirement of discontinued operation		—		—		—		(1,111,119)
Net periodic cost		57,093		30,564		87,657		151,389
Remeasurement of post-employment benefits		(70,149)		(13,786)		(83,935)		(158,119)
Benefits paid		(11,158)		(30,983)		(42,141)		(24,363)
Net post-employment liability at end of year	Ps.	243,131	Ps.	489,918	Ps.	733,049	Ps.	771,468

The post-employment benefits as of December 31, 2023 and 2022, and remeasurements adjustments for the years ended December 31, 2023 and 2022, are summarized as follows:

	2023		2022
Pensions:
Defined benefit obligations	Ps.	679,222	Ps.	726,963
Plan assets		436,091		459,618
Unfunded status of plans		243,131		267,345
Remeasurements adjustments (1)		(70,149)		(113,456)

Seniority premiums:
Defined benefit obligations	Ps.	528,306	Ps.	550,270
Plan assets		38,388		46,147
Unfunded status of plans		489,918		504,123
Remeasurements adjustments (1)		(13,786)		(44,663)

(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the plan assets are to preserve principal, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 30% in equity securities and 70% in fixed rate instruments.

The weighted average asset allocation by asset category as of December 31, 2023 and 2022, was as follows:

	2023	2022
Equity securities (1)	42.1%	36.1%
Fixed rate instruments	57.9%	63.9%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2023 and 2022, are shares of the Company held by the trust with a fair value of Ps.34,851 and Ps.23,865, respectively.

The weighted average expected long-term rate of return of plan assets of 10.42% and 10.17% were used in determining net periodic pension cost in 2023 and 2022, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2023 and 2022:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	34,851	Ps.	34,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		23,703		23,703		—		—
Money market securities (3)		238,556		238,556		—		—
Other equity securities		163,698		163,698		—		—
Total investment assets		460,808		460,808		—		—
Cash management		13,671		—		—		—
Total investment assets and cash management	Ps.	474,479	Ps.	460,808	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	23,865	Ps.	23,865	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		21,685		21,685		—		—
Money market securities (3)		255,588		255,588		—		—
Other equity securities		145,327		145,327		—		—
Total investment assets		446,465		446,465		—		—
Cash management		59,300		—		—		—
Total investment assets and cash management	Ps.	505,765	Ps.	446,465	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make significant contributions to its plan assets in 2023 and 2022 and does not expect to make significant contributions to its plan assets in 2024.

The weighted average duration of the defined benefit plans as of December 31, 2023 and 2022, were as follows:

	2023	2022
Seniority Premiums	9.0 years	8.7 years
Pensions	3.0 years	3.8 years